ING (Lion logo)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                                   SUPPLEMENT
                                      DATED
                                DECEMBER 9, 2002

The information in this Supplement updates and amends certain information contained in the Prospectuses, Profiles and Statements of Additional Information for variable annuity products funded by the above separate account, each dated May 1, 2002. You should read this Supplement along with the applicable Prospectus, Profile and Statement of Additional Information.

Effective December 13, 2002, the Growth Series of The GCG Trust has changed its subadviser as noted in the chart below:

   ---------------------------------------------- ------------------------------------------
   FORMER SUBADVISER                              NEW SUBADVISER
   ---------------------------------------------- ------------------------------------------
   Subadviser: Janus Capital Management, LLC     Subadviser: Marsico Capital Management, LLC
   ---------------------------------------------- ------------------------------------------


Please refer to the Supplement dated December 9, 2002 to the Prospectus of The GCG Trust for additional information about this changes to the fund.

ING (Lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

                                                                     12/16/2002